EVENTS AFTER THE REPORTING PERIOD	9 Months Ended
Sep. 30, 2021
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD

32.	EVENTS AFTER THE REPORTING PERIOD
32.1.	Amendment to the shareholders’ agreement with Qatar Holding

On December 13, 2021, the Company has executed an amendment to the shareholders’ agreement with Qatar Holding LLC, a wholly-owned subsidiary of the Qatar Investment Authority (“QIA”). The amendment provides for new terms and conditions of their partnership in TBQ Foods GmbH (“TBQ”), a holding company held 60% by BRF and 40% by QIA, which holds 91.7% of the shares issued by Banvit Bandırma Vitaminli Yem Sanayi Anonim Şirketi (“Banvit”).

In the amendment, BRF and QIA have agreed on the termination of the put option available to QIA under the original shareholders’ agreement. From 2023, QIA will have further alternatives to liquidate its investment in Banvit and in any event, BRF’s financial liability towards QIA has been terminated.

On December 13, 2021, the financial liability was derecognized with a corresponding increase in the non-controlling interests.

32.2.	Call notice for the 2022 Extraordinary General Shareholders' Meeting

On December 16, 2021, the Board of Directors approved the call notice and the management proposal for the Extraordinary General Shareholders' Meeting ("EGM") to be held on January 17, 2022. The agenda of the meeting include:

(i)	to resolve on the proposal to amend the limit of authorization for capital increase, regardless of statutory reform, with the resulting amendment of article 7 and the consolidation of the Company’s bylaws;
(ii)	to approve the Company's capital increase by means of a public offering for primary distribution, pursuant to CVM Instruction 476 of January 16, 2009 and other applicable regulations, of up to 325,000,000 (three hundred and twenty-five million) new common shares, registered and with no par value, including in the form of American Depositary Shares (ADS), represented by American Depositary Receipt (ADR);
(iii)	to establish that, of the total value of the offering: (a) R$500,000 (five hundred million reais) shall be allocated to the capital stock; and (b) the remaining amount of the value of the offering will be allocated to the formation of a capital reserve, in accordance with the provisions of article 182, paragraph 1, item 'a', of Law No. 6,404/1976; (iv) to authorize, for all legal purposes and effects, the Company's management to perform all acts necessary and/or convenient to implement the capital increase and the offering; (v) to authorize the Board of Directors, if the market conditions make the capital increase and the offering not advisable, at its sole discretion, at any time, not to implement or cancel the capital increase and the offering without the need for subsequent ratification by the Company's shareholders; and
(iv)	to authorize the Board of Directors to (a) establish the quantity of shares to be effectively issued (respecting the maximum quantity established by the EGM), (b) approve the share price, and (c) homologate the capital increase.